Financial Instruments - Outstanding Instruments (Detail) $ in Millions, £ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 GBP (£)
Disclosure of detailed information about hedges [Line Items]
Currency received	Canadian dollar fixed	Canadian dollar fixed
Currency paid	U.S. dollar fixed	U.S. dollar fixed
Hedged Risk	Foreign exchange	Foreign exchange
Year of Maturity	2025	2025
Principal Amount	$ 999	$ 999	$ 3,500	£ 2.6